Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

Note 12 — Related party transactions and balances

Amounts due to Parent are those nontrade payables arising from transactions between the Company and the Parent, such as advances made by the Parent on behalf of the Company, and allocated shared expenses paid by the Parent. Those balances are unsecured and non-interest bearing and are payable on demand.

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Amount due to Parent	17,379,013	-	-
Amount due to a related party-Joyous JD	1,086,012	-	-

During years ended December 31, 2023 and 2024 the Company obtained approximately RMB 233,750,413 and nil from Parent and repaid RMB 184,185,614 and RMB 17,379,014 (USD 2,417,647) to Parent.

Joyous JD is a non-controlling shareholder of MicroAlgo. This amount represented advance to Venus Acquisition Corp prior to the merger. The amount was non-interest bearing and due on demand. As of December 31, 2024, the amount due to Joyous JD is nil.